Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2026
Organization and Basis of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the “Company”) was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in Hong Kong Special Administrative Region (“Hong Kong”), Shenzhen (comprising Long Hua) of the People’s Republic of China (“China”), Yangon of the Republic of the Union of Myanmar (“Myanmar”) and Bremen of Federal Republic of Germany (“Germany”).

The Company and its subsidiaries (collectively referred as the “Group”) are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group’s manufacturing activities are principally conducted in Shenzhen of China, Yangon of Myanmar and Bremen of Germany, while its selling activities are principally conducted in Hong Kong.

As of March 1 2026, the Group completed the acquisition of a 51% issued share capital in Regent Feinbau Adermann GmbH (“Regent”). Regent is a German-based certified manufacturing specialist for precision sheet metal components and welded assemblies made of aluminum, steel and copper, from LeMALe Beteiligungs-GmbH (“LeMALe”). The primary purpose of the acquisition was to meet European customers’ desire for localization, allowing deliveries from within Europe rather than from overseas.